INCOME TAXES	6 Months Ended	12 Months Ended
	May 31, 2012	Nov. 30, 2011
Notes to Financial Statements
Note 5. INCOME TAXES

For the periods ended May 31, 2012, the Company has incurred net losses and, therefore, has no tax liability.  The net deferred tax asset generated by the loss carry-forward has been fully reserved.  The cumulative net operating loss carry-forward is approximately $25,400 at May 31, 2012, and will expire beginning in the year 2029.

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	May 31, 2012	November 30, 2011
Deferred tax asset attributable to:
Net operating loss carryover	$8,640	$8,640
Valuation allowance	(8,640)	(8,640)
Net deferred tax asset	$-	$-

For the periods ended November 30, 2011 and 2010, the Company has incurred net losses and, therefore, has no tax liability.  The net deferred tax asset generated by the loss carry-forward has been fully reserved.  The cumulative net operating loss carry-forward is approximately $25,400 at November 30, 2011, and will expire beginning in the year 2029.

The cumulative tax effect at the expected rate of 34% of significant items comprising our net deferred tax amount is as follows:

	2011	2010
Deferred tax asset attributable to:
Net operating loss carryover	$8,640	$5,860
Valuation allowance	(8,640)	(5,860)
Net deferred tax asset	$-	$-